Loans and Leases - Summary of Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Unpaid Contractual Principal Balance	$ 1,294	$ 1,197
Recorded Investment With No Allowance	617	613
Recorded Investment With Allowance	670	584
Total Recorded Investment	1,287	1,197
Related Allowance	127	168
Commercial and Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Unpaid Contractual Principal Balance	39	36
Recorded Investment With No Allowance		4
Recorded Investment With Allowance	39	32
Total Recorded Investment	39	36
Related Allowance	39	32
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Unpaid Contractual Principal Balance	744	930
Recorded Investment With No Allowance	474	378
Recorded Investment With Allowance	270	552
Total Recorded Investment	744	930
Related Allowance	78	136
Consumer Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Unpaid Contractual Principal Balance	493	231
Recorded Investment With No Allowance	143	231
Recorded Investment With Allowance	350
Total Recorded Investment	493	231
Related Allowance	9
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Unpaid Contractual Principal Balance	18
Recorded Investment With Allowance	11
Total Recorded Investment	11
Related Allowance	$ 1